EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31,
	2016	2017	2018
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$2,848	$(72,754)	$8,121

Net income (Loss) from continuing operations - diluted	$2,848	$(72,754)	$8,121
Net loss from discontinued operations – basic and diluted	$(2,647)	$-	$-

Denominator:
Number of ordinary shares outstanding during the year	25,520,151	25,849,724	25,850,067
Weighted average effect of dilutive securities:
Employee options and restricted share units	37,783	-	5,158

Diluted number of ordinary shares outstanding - Continuing and discontinued operations	25,557,934	25,849,724	25,855,225

Basic net earnings (loss) per ordinary share
Continuing operations	0.11	$(2.81)	$0.31
Discontinued operations	(0.10)	$-	$-
Net income (loss)	0.01	$(2.81)	$0.31

Diluted net earnings (loss) per ordinary share
Continuing operations	0.11	$(2.81)	$0.31
Discontinued operations	(0.10)	$-	$-
Net income (loss)	0.01	$(2.81)	$0.31

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	3,566,788	5,408,206	4,725,618